CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES AND OTHER:
Revenues	$ 10,030	$ 10,039	$ 8,705
Gains (losses) on sales of assets	(264)	476	626
OPERATING EXPENSES:
Production taxes	124	89	74
General and administrative	335	333	322
Restructuring and other termination costs	38	0	6
Provision for legal contingencies, net	26	(38)	123
Depreciation, depletion and amortization	1,737	1,697	1,698
Impairments	131	814	563
Other operating expenses	0	416	377
Total Operating Expenses	9,648	10,177	11,961
INCOME (LOSS) FROM OPERATIONS	382	(138)	(3,256)
OTHER INCOME (EXPENSE):
Interest expense	(633)	(601)	(528)
Gains (losses) on investments	139	0	(137)
Gains on purchases or exchanges of debt	263	233	236
Other income	67	6	5
Total Other Expense	(164)	(362)	(424)
INCOME (LOSS) BEFORE INCOME TAXES	218	(500)	(3,680)
Current income taxes	0	(9)	(19)
Deferred income taxes	(10)	11	(171)
Total Income Tax Expense (Benefit)	(10)	2	(190)
NET INCOME (LOSS)	228	(502)	(3,490)
Net income attributable to noncontrolling interests	(2)	(3)	(3)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	226	(505)	(3,493)
Preferred stock dividends	(92)	(85)	(97)
Loss on exchange of preferred stock	0	(41)	(428)
Earnings allocated to participating securities	(1)	0	0
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS	$ 133	$ (631)	$ (4,018)
EARNINGS (LOSS) PER COMMON SHARE:
Basic (in usd per share)	$ 0.15	$ (0.70)	$ (5.26)
Diluted (in usd per share)	$ 0.15	$ (0.70)	$ (5.26)
WEIGHTED AVERAGE COMMON AND COMMON EQUIVALENT SHARES OUTSTANDING (in millions):
Basic (in shares)	909	906	764
Diluted (in shares)	909	906	764
Oil, Natural Gas and NGL [Member]
REVENUES AND OTHER:
Revenues	$ 5,155	$ 4,985	$ 3,288
Oil, natural gas and NGL production [Member]
OPERATING EXPENSES:
Cost of goods and services	539	562	710
Oil, natural gas and NGL gathering, processing and transportation [Member]
OPERATING EXPENSES:
Cost of goods and services	1,398	1,471	1,855
Marketing [Member]
REVENUES AND OTHER:
Revenues	5,076	4,511	4,584
OPERATING EXPENSES:
Cost of goods and services	5,158	4,598	4,778
Oil, Natural gas and NGL and Marketing [Member]
REVENUES AND OTHER:
Revenues	10,231	9,496	7,872
Exploration [Member]
OPERATING EXPENSES:
Cost of goods and services	162	235	1,455
Other [Member]
REVENUES AND OTHER:
Revenues	$ 63	$ 67	$ 207